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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Abingworth LLP

Address: Princes House, 38 Jermyn Street, London, England SW1Y 6DN

Form 13F File Number: 28-14285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Abell

Title: Member

Phone: +44 (0)20 7534 1500

Signature, Place, and Date of Signing:

    /s/ James Abell               London, UK                  11/11/11
_______________________    ________________________    _______________________
        (Name)                  (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26 items

Form 13F Information Table Value Total:  $154,924 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

1    Not applicable        Abingworth Management Limited

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                          FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                    --------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                  VOTING AUTHORITY
                            TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER               CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------              --------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALEXZA PHARMACEUTICALS INC     COM    15384100   3,099   2,869,207 SH        DEFINED      1     2,869,207
ALLOS THERAPEUTICS INC         COM    19777101    485     265,000  SH        DEFINED      1      265,000
ALNYLAM PHARMACEUTICALS
 INC                           COM    02043Q107  11,864  1,814,053 SH        DEFINED      1     1,814,053
AMARIN CORP PLC             SPONS ADR 23111206   72,642  7,895,826 SH        DEFINED      1     7,895,826
ASTEX PHARMACEUTICALS          COM    04624B103  8,521   4,484,697 SH        DEFINED      1     4,484,697
AVANIR PHARMACEUTICALS INC    CL A    05348P401   321     112,500  SH        DEFINED      1      112,500
CELLDEX THERAPEUTICS INC       COM    15117B103   783     343,396  SH        DEFINED      1      343,396
CARDIOME PHARMA CORP           COM    14159U202  1,582    480,856  SH        DEFINED      1      480,856
CELGENE CORP                   COM    151020104  5,634    90,994   SH        DEFINED      1      90,994
CORNERSTONE THERAPEUTICS
 INC                           COM    21924P103   541     84,742   SH        DEFINED      1      84,742
ENTREMED INC                   COM    29382F202   103     70,760   SH        DEFINED      1      70,760
EXELIXIS INC                   COM    30161Q104  2,262    415,000  SH        DEFINED      1      415,000
INCYTE CORP                    COM    45337C102  11,601   830,417  SH        DEFINED      1      830,417
ISIS PHARMACEUTICALS INC      NOTE    464337AE4  1,126     1,280   PRN       DEFINED      1       1,280
ISIS PHARMACEUTICALS INC       COM    464330109  1,812    267,578  SH        DEFINED      1      267,578
MEDICINES CO                   COM    584688105  1,590    107,000  SH        DEFINED      1      107,000
MICROMET INC                   COM    59509C105  10,073  2,102,860 SH        DEFINED      1     2,102,860
NEKTAR THERAPEUTICS            COM    640268108  3,214    663,946  SH        DEFINED      1      663,946
NOVAVAX INC                    COM    670002104  2,406   1,503,824 SH        DEFINED      1     1,503,824
NPS PHARMACEUTICALS INC        COM    62936P103  3,234    497,500  SH        DEFINED      1      497,500
ONCOGENEX
 PHARMACEUTICALS INC           COM    68230A106  5,886    603,740  SH        DEFINED      1      603,740
PONIARD PHARMACEUTICALS
 INC                           COM    732449301    22     182,239  SH        DEFINED      1      182,239
SUNESIS PHARMACEUTICALS
 INC                           COM    867328502   153     129,358  SH        DEFINED      1      129,358
TRIMERIS INC                   COM    896263100   803     320,000  SH        DEFINED      1      320,000
ZALICUS INC                    COM    98887C105   847     864,044  SH        DEFINED      1      864,044
ZOGENIX INC                    COM    98978L105  4,320   2,335,218 SH        DEFINED      1     2,335,218